Pension and Other Post-Retirement Benefits - Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 120	$ 60
Debt securities	698	516
International balanced fund	112	97
Other	22	(16)
Total pension plan assets	1,621	1,416
US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	572	519
International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	97	240
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	8	6
Debt securities	0	187
International balanced fund	0	0
Other	0	(25)
Total pension plan assets	44	797
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	1	454
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	35	175
Other (Level 2 & 3) [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	112	54
Debt securities	698	329
International balanced fund	112	97
Other	22	9
Total pension plan assets	1,577	619
Other (Level 2 & 3) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	571	65
Other (Level 2 & 3) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 62	$ 65